SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Change in Non-cash Operating Working Capital) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of supplementary cash flow information [Abstract]
Receivables	$ (22,615)	$ (110,087)
Deposits and prepayments	(340,059)	(56,776)
Accounts payable and accrued liabilities	(178,289)	75,944
Due to a related party	(17,393)	(3,312)
Total changes in non-cash operating working capital	$ (558,356)	$ (94,231)	[1]

[1]	Restated for change in presentation currency (note 2(c))